Note 14 - Variable Interest Entities - Maximum Exposure Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investments in unconsolidated subsidiaries	$ 1,981
Co-investment commitments	7,969
Maximum exposure to loss	$ 9,950